Note 5 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Acquisition Related Expenses [Table Text Block]
	2016	2015	2014

Transaction costs	$2,794	$5,301	$9,103
Contingent consideration fair value adjustments	(4,591)	383	1,774
Contingent consideration compensation expense	5,356	915	226
	$3,559	$6,599	$11,103